Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Trade payables	$ 12,250	$ 12,945	$ 19,883	$ 58,472
Machinery and equipment payables	42,716	54,138	67,392	84,730
Accrued expenses	156,595	185,368	240,090	496,960
Sales return accrued liabilities	35,095	66,876	19,975	34,163
Value added tax payable	904	1,619	1,784	18,068
Withholding tax payable	9,406	742	254,282	9,800
Other tax payable	799	488	2,998	6,703
Bonus and benefit payables	496,883	640,288	301,149	308,848
Other payables	48,348	26,781	17,101	11,950
Total accounts payable and accrued liabilities	$ 802,996	$ 989,245	$ 924,654	$ 1,029,694